Other Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Vessel held for sale		$ 0	$ 125,000
Proceeds from sale of vessel		113,818	0	$ 0
Gain / (Loss) on sale of vessel		(1,260)	0	0
Allowance for doubtful accounts		1,495	0	$ 0
Hanjin Shipping Co. Ltd
Property Plant And Equipment [Line Items]
Allowance for doubtful accounts		1,495
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel held for sale			$ 125,000
Proceeds from sale of vessel	$ 123,740
Gain / (Loss) on sale of vessel		$ 1,260